Revenue - Disclosure Of Performance Obligations (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2023 CAD ($)
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	$ 4,026,201
Less than one year [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	1,905,017
One to two years [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	725,627
Greater than two years [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	1,395,557
Energy Infrastructure [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	2,248,237
Energy Infrastructure [Member] | Less than one year [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	537,622
Energy Infrastructure [Member] | One to two years [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	474,220
Energy Infrastructure [Member] | Greater than two years [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	1,236,395
After Market Services [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	278,920
After Market Services [Member] | Less than one year [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	90,047
After Market Services [Member] | One to two years [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	50,023
After Market Services [Member] | Greater than two years [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	138,850
Engineered Systems [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	1,499,044
Engineered Systems [Member] | Less than one year [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	1,277,348
Engineered Systems [Member] | One to two years [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	201,384
Engineered Systems [Member] | Greater than two years [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	$ 20,312